Goodwill (details) - Not Subject to Amortization (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Nov. 01, 2013 Dominion [Member]
Intangible assets not subject to amortization
Intangible assets not subject to amortization	$ 217	$ 216
Intangible assets acquired, not subject to amortization			$ 1